Net Income (Loss) Per Share (Tables)	6 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Net (Income) Loss Per Share

The following table presents the calculation of basic and diluted net income (loss) per share for the periods presented (in thousands, except per share data):

	Three months ended September 30,		Six months ended September 30,
	2016	2015	2016	2015
Numerator:
Net income (loss)	$303	$2,168	$547	$(81)
Net income (loss) applicable to participating securities	—	596	—	—

Net income (loss) applicable to ordinary shareholders — basic	$303	$1,572	$547	$(81)

Net income (loss)	$303	$2,168	$547	$(81)
Net income (loss) applicable to participating securities	—	556	—	—

Net income (loss) applicable to ordinary shareholders — diluted	$303	$1,612	$547	$(81)

Denominator:
Weighted-average number of ordinary shares used in computing net income (loss) per share applicable to ordinary shareholders - basic	54,636	33,673	54,462	33,371
Dilutive effect of share equivalents resulting from share options and restricted share units	3,877	3,318	3,560	—

Weighted-average number of ordinary shares used in computing net income (loss) per share - diluted	58,513	36,991	58,022	33,371
Net income (loss) per share applicable to ordinary shareholders:
Basic	$0.01	$0.05	$0.01	$(0.00)

Diluted	$0.01	$0.04	$0.01	$(0.00)

Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted-Average Shares Outstanding

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three and six months ended September 30, 2016 and 2015 as their effect would have been anti-dilutive for the periods presented (in thousands):

	Three months ended September 30,		Six months ended September 30,
	2016	2015	2016	2015
Share options outstanding	91	24	47	6,110
Convertible preferred shares	—	—	—	12,576